INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Thousands		6 Months Ended		12 Months Ended
	Mar. 06, 2007	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Composition of income tax expenses
Continuing operations, current income (expense)/tax benefit			¥ (32)
Continuing operations, income tax expense, total			¥ (32)
China
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)		16.50%
Youxinpai (Beijing) Information Technology Co., Ltd | China
Composition of income tax expenses
Preferential tax rate (as a percent)		15.00%		15.00%	15.00%	15.00%
Youxin Internet (Beijing) Information Technology Co., Ltd. | China
Composition of income tax expenses
Reduction in preferential tax rate during subsequent three years (as a percent)					50.00%	50.00%	50.00%
PRC subsidiaries, VIE's and VIE's subsidiaries | China
Composition of income tax expenses
Enterprise income tax rate (as a percent)		25.00%
Preferential tax rate (as a percent)					25.00%	25.00%	25.00%